CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Oct. 26, 2024	Oct. 25, 2024	Oct. 24, 2024	May 20, 2024	Dec. 31, 2023	Sep. 15, 2023	Sep. 14, 2023	Sep. 13, 2023
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0045		$ 0.0045	$ 0.00075				$ 0.00075	$ 0.00005
Preferred shares, par value (in dollars per share)								0.00075
Preferred shares, authorized	333,738		36,500,000
Preferred shares, outstanding	0					0
Class A Ordinary Shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.045	$ 0.045	$ 0.00075			$ 0.045	$ 0.00075	$ 0.00075
Ordinary shares, authorized	796,106,500	796,106,500	47,766,390,000			796,106,500	48,660,461,733	660,461,733
Ordinary shares, issued	5,489,162					830,109
Ordinary shares outstanding	5,489,162					830,109
Class B Ordinary Shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.045	$ 0.045	$ 0.00075			$ 0.045	$ 0.00075	$ 0.00075
Ordinary shares, authorized	15,000,000	15,000,000	900,000,000			15,000,000	6,000,000	6,000,000
Ordinary shares, issued	1,100,000					0
Ordinary shares outstanding	1,100,000					0
Series D preferred stock
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Ordinary shares, authorized		6,000	6,000				6,000	6,000
Preferred shares, par value (in dollars per share)	$ 0.0001					$ 0.0001
Preferred shares, authorized	6,000					6,000
Preferred shares, issued	6,000					6,000
Preferred shares, outstanding	6,000					6,000
Series F Preferred Stock
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)		$ 0.00005	$ 0.00005				$ 0.00005	$ 0.00005
Ordinary shares, authorized		50,005	50,005				50,005	50,005
Preferred shares, par value (in dollars per share)	$ 0.00005					$ 0.00005
Preferred shares, authorized	50,005					50,005
Preferred shares, issued	42,500					50,000
Preferred shares, outstanding	42,500					50,000
Series G Preferred Stock
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)		$ 0.00075	$ 0.00075				$ 0.00075	$ 0.00075
Ordinary shares, authorized		50,000	50,000				50,000	50,000
Preferred shares, par value (in dollars per share)	$ 0.00075					$ 0.00075
Preferred shares, authorized	50,000					50,000
Preferred shares, issued	12,800				12,800	0
Preferred shares, outstanding	12,800					0
Series H Preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)		$ 0.00075	$ 0.00075				$ 0.00075	$ 0.00075
Ordinary shares, authorized		50,000	50,000				50,000	50,000
Preferred shares, par value (in dollars per share)	$ 0.00075
Preferred shares, authorized	50,000					50,000
Preferred shares, issued	7,366					0
Preferred shares, outstanding	7,366					0
Parent | Legal entities | Class A Ordinary Shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.045					$ 0.045
Ordinary shares, authorized	796,106,500					796,106,500
Ordinary shares, issued	5,489,162					830,109
Ordinary shares outstanding	5,489,162					830,109
Parent | Legal entities | Class B Ordinary Shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.045					$ 0.045
Ordinary shares, authorized	15,000,000					15,000,000
Ordinary shares, issued	1,100,000					0
Ordinary shares outstanding	1,100,000					0
Parent | Legal entities | Series D preferred stock
CONDENSED PARENT COMPANY BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.0001					$ 0.0001
Preferred shares, authorized	6,000					6,000
Preferred shares, issued	6,000					6,000
Preferred shares, outstanding	6,000					6,000
Parent | Legal entities | Series F Preferred Stock
CONDENSED PARENT COMPANY BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.00005					$ 0.00005
Preferred shares, authorized	50,005					50,005
Preferred shares, issued	42,500					50,000
Preferred shares, outstanding	42,500					50,000
Parent | Legal entities | Series G Preferred Stock
CONDENSED PARENT COMPANY BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.00075					$ 0.00075
Preferred shares, authorized	50,000					50,000
Preferred shares, issued	12,800
Preferred shares, outstanding	12,800					0
Parent | Legal entities | Series H Preferred shares
CONDENSED PARENT COMPANY BALANCE SHEETS
Preferred shares, par value (in dollars per share)	$ 0.00075					$ 0.00075
Preferred shares, authorized	50,000					50,000
Preferred shares, issued	7,366					0
Preferred shares, outstanding	7,366					0